As filed with the Securities and Exchange Commission on September 20, 2017
Securities Act Registration No. 333-123290
Investment Company Act Reg. No. 811-21726

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 84	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 85	[X]

(Check appropriate box or boxes.)

360 FUNDS
(Exact Name of Registrant as Specified in Charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (877) 244-6235

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

With Copies To:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this post-effective amendment.

It is proposed that this filing will become effective (check appropriate box)
| |	immediately upon filing pursuant to paragraph (b)
|X|	On September 28, 2017 pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
|X|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 28, 2017 as the new effective date for Post-Effective Amendment No. 73 to the Registration Statement filed on May 26, 2017 for the for the M3Sixty Advisors Short Duration Fund, M3Sixty Advisors Total Return Fund, M3Sixty Advisors Absolute Return Fund and M3Sixty Advisors Concentrated Global Growth Fund (“M3Sixty Advisors Funds”). This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 73 to the Registration Statement.

PART C

FORM N-1A

OTHER INFORMATION
ITEM 28.	Exhibits

(a)(1)	Agreement and Declaration of Trust (“Trust Instrument”).[1]
(a)(2)	Certificate of Amendment to the Trust Instrument.[4]
(b)	By-Laws. [1]
(c)	Articles III, V and VI of the Trust Instrument, Exhibit 28(a)(1) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)
(d)(1)	Investment Advisory Agreement between the Registrant, on behalf of the Stringer Growth Fund and Stringer Moderate Growth Fund (the “Stringer Funds”), as Adviser.[10]
(d)(2)	Investment Advisory Agreement between the Registrant, on behalf of the WP Large Cap Income Plus Fund, and Winning Points Advisors, LLC, as Adviser.[6]
(d)(3)
Investment Advisory Agreement between the Registrant, on behalf of the IMS Capital Value Fund, IMS Strategic Income Fund and IMS Dividend Growth Fund (the “IMS Funds”), and IMS Capital Management, Inc., as Adviser.[8]

(d)(4)	Investment Advisory Agreement between the Registrant, on behalf of the HedgeRow Income and Opportunity Fund, and Willard Mills Advisory LLC, as Adviser.[11]
(d)(5)
Investment Advisory Agreement between the Registrant, on behalf of the M3Sixty Advisors Short Duration Fund, M3Sixty Advisors Total Return Fund, M3Sixty Advisors Absolute Return Fund and M3Sixty Advisors Concentrated Global Growth Fund (“M3Sixty Advisors Funds”), and M3Sixty Advisors, LLC, as Adviser.[16]

(d)(6)	Investment Advisory Agreement between the Registrant, on behalf of the Crow Point Alternative Income Fund, and Crow Point Partners, LLC, as Adviser.[16]
(d)(7)	Investment Advisory Agreement between the Registrant, on behalf of the EAS Crow Point Alternatives Fund, and Crow Point Partners, LLC, as Adviser.[16]
(d)(8)	Investment Advisory Agreement between the Registrant, on behalf of the Crow Point Defined Risk Global Equity Income Fund, and Crow Point Partners, LLC, as Adviser.[16]
(e)(1)	Distribution Agreement between the Registrant, on behalf of the Stringer Funds, and Matrix 360 Distributors, LLC, as Distributor.[14]
(e)(2)	Distribution Agreement between the Registrant, on behalf of to the WP Large Cap Income Plus Fund, and Matrix 360 Distributors, LLC, as Distributor.[14]

(e)(3)	Distribution Agreement between the Registrant, on behalf of the IMS Funds, and Matrix 360 Distributors, LLC, as Distributor.[14]
(e)(4)	Distribution Agreement between the Registrant, on behalf of the HedgeRow Income and Opportunity Fund, and Matrix 360 Distributors, LLC, as Distributor.[14]
(e)(5)	Distribution Agreement between the Registrant, on behalf of the M3Sixty Advisors Funds, and Matrix 360 Distributors, LLC, as Distributor.[16]
(e)(6)	Distribution Agreement between the Registrant, on behalf of the Crow Point Alternative Income Fund and Matrix 360 Distributors, LLC, as Distributor.[16]
(e)(7)	Distribution Agreement between the Registrant, on behalf of the EAS Crow Point Alternatives Fund and Matrix 360 Distributors, LLC, as Distributor.[16]
(e)(8)	Distribution Agreement between the Registrant, on behalf of the Crow Point Defined Risk Global Equity Income Fund and Matrix 360 Distributors, LLC, as Distributor.[16]
(f)	Not Applicable.
(g)(1)	Custodian Agreement between the Registrant, on behalf of the Stringer Growth Fund, and Fifth Third Bank, as Custodian.[5]
(g)(2)	First Amendment to Custodian Agreement between the Registrant, on behalf of the Stringer Moderate Growth Fund, and Fifth Third Bank, as Custodian.[10]
(g)(3)	Custodian Agreement between the Registrant, on behalf of the WP Large Cap Income Plus Fund, and Fifth Third Bank, as Custodian.[6]
(g)(4)	Custodian Agreement between the Registrant, on behalf of the IMS Funds, and Huntington National Bank, as Custodian.[8]
(g)(5)	Custodian Agreement between the Registrant, on behalf of the HedgeRow Income and Opportunity Fund, and Fifth Third Bank, as Custodian.[15]
(g)(6)	Custodian Agreement between the Registrant, on behalf of the M3Sixty Advisors Funds, and Fifth Third Bank, N.A., as Custodian.[16]
(g)(7)	Custodian Agreement between the Registrant, on behalf of the Crow Point Alternative Income Fund, and Fifth Third Bank, N.A., as Custodian.[16]
(g)(8)	Custodian Agreement between the Registrant, on behalf of the EAS Crow Point Alternatives Fund, and Fifth Third Bank, N.A., as Custodian.[16]
(g)(9)	Custodian Agreement between the Registrant, on behalf of the Crow Point Defined Risk Global Equity Income Fund, and Fifth Third Bank, N.A., as Custodian.[16]
(h)(1)	Investment Company Services Agreement between the Registrant, on behalf of the Stringer Funds, and M3Sixty Administration, LLC, as Administrator.[10]
(h)(2)	Investment Company Services Agreement between the Registrant, on behalf of the WP Large Cap Income Plus Fund, and M3Sixty Administration, LLC, as Administrator.[6]

(h)(3)	Investment Company Services Agreement between the Registrant, on behalf of the IMS Funds, and M3Sixty Administration, LLC, as Administrator.[8]
(h)(4)	Investment Company Services Agreement between the Registrant, on behalf of the HedgeRow Income and Opportunity Fund, and M3Sixty Administration, LLC, as Administrator.[14]
(h)(5)	Investment Company Services Agreement between the Registrant, on behalf of the M3Sixty Advisors Funds, and M3Sixty Administration, LLC, as Administrator.[16]
(h)(6)	Investment Company Services Agreement between the Registrant, on behalf of the Crow Point Alternative Income Fund, and M3Sixty Administration, LLC, as Administrator.[16]
(h)(7)	Investment Company Services Agreement between the Registrant, on behalf of the EAS Crow Point Alternatives Fund, and M3Sixty Administration, LLC, as Administrator.[16]
(h)(8)	Investment Company Services Agreement between the Registrant, on behalf of the Crow Point Defined Risk Global Equity Income Fund, and M3Sixty Administration, LLC, as Administrator.[16]
(h)(9)	Amended Expense Limitation Agreement between the Registrant, on behalf of the Stringer Funds, and Stringer Asset Management, LLC, as Adviser.[15]
(h)(10)	Expense Limitation Agreement between the Registrant, on behalf of the IMS Funds, and IMS Capital Management, Inc., as Adviser.[9]
(h)(11)	Expense Limitation Agreement between the Registrant, on behalf of the HedgeRow Income and Opportunity Fund, and Willard Mills Advisory LLC, as Adviser.[15]
(h)(12)
Expense Limitation Agreement between the Registrant, on behalf of the M3Sixty Advisors Short Duration Fund, M3Sixty Advisors Total Return Fund and M3Sixty Advisors Absolute Return Fund, and M3Sixty Advisors, LLC, as Adviser.[16]

(h)(13)	Expense Limitation Agreement between the Registrant, on behalf of the Crow Point Alternative Income Fund, and Crow Point Partners, LLC, as Adviser.[16]
(h)(14)	Expense Limitation Agreement between the Registrant, on behalf of the EAS Crow Point Alternatives Fund, and Crow Point Partners, LLC, as Adviser.[16]
(h)(15)	Expense Limitation Agreement between the Registrant, on behalf of the Crow Point Defined Risk Global Equity Income Fund, and Crow Point Partners, LLC, as Adviser.[16]
(i)(1)	Opinion and Consent of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Stringer Growth Fund.[5]
(i)(2)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the Stringer Moderate Growth Fund. [10]
(i)(3)	Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the Stringer Funds.[15]
(i)(4)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the WP Large Cap Income Plus Fund.[6]

(i)(5)	Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the WP Large Cap Income Plus Fund.[13]
(i)(6)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the IMS Funds.[8]
(i)(7)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the HedgeRow Income and Opportunity Fund.[11]
(i)(8)	Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the HedgeRow Income and Opportunity Fund.[14]
(i)(9)	Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the M3Sixty Advisors Funds.[16]
(i)(10)	Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the Crow Point Alternative Income Fund.[16]
(i)(11)	Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the EAS Crow Point Alternatives Fund.[16]
(i)(12)	Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the Crow Point Defined Risk Global Equity Income Fund.[16]
(j)(1)	Consent of Independent Registered Public Accounting Firm with respect to the Stringer Funds.[15]
(j)(2)	Consent of Independent Registered Public Accounting Firm with respect to the WP Large Cap Income Plus Fund.[13]
(j)(3)	Consent of Independent Registered Public Accounting Firm with respect to the HedgeRow Income and Opportunity Fund.[14]
(j)(4)	Consent of Independent Registered Public Accounting Firm with respect to the IMS Funds.[8]
(j)(5)	Consent of Independent Registered Public Accounting Firm with respect to the M3Sixty Advisors Funds.[16]
(j)(6)	Consent of Independent Registered Public Accounting Firm with respect to the Crow Point Alternative Income Fund.[16]
(j)(7)	Consent of Independent Registered Public Accounting Firm with respect to the EAS Crow Point Alternatives Fund.[16]
(j)(8)	Consent of Independent Registered Public Accounting Firm with respect to the Crow Point Defined Risk Global Equity Income Fund.[16]
(k)	Not applicable.
(l)	Initial Subscription Agreement.[2]
(m)(1)	Distribution Plan under Rule 12b-1 for the Stringer Funds.[10]
(m)(2)	Distribution Plan under Rule 12b-1 for the WP Large Cap Income Plus Fund.[6]

(m)(3)	Distribution Plan under Rule 12b-1 for the HedgeRow Income and Opportunity Fund.[11]
(m)(4)	Distribution Plan under Rule 12b-1 for the M3Sixty Advisors Funds.[16]
(m)(5)	Distribution Plan under Rule 12b-1 for the Crow Point Alternative Income Fund.[16]
(m)(6)	Distribution Plan under Rule 12b-1 for the EAS Crow Point Alternatives Fund.[16]
(m)(7)	Distribution Plan under Rule 12b-1 for the Crow Point Defined Risk Global Equity Income Fund. [16]
(n)(1)	Rule 18f-3 Plan for the Stringer Funds.[10]
(n)(2)	Rule 18f-3 Plan for the WP Large Cap Income Plus Fund.[6]
(n)(3)	Rule 18f-3 Plan for the HedgeRow Income and Opportunity Fund.[11]
(n)(4)	Rule 18f-3 Plan for the M3Sixty Advisors Funds.[16]
(n)(5)	Rule 18f-3 Plan for the EAS Crow Point Alternatives Fund.[16]
(n)(6)	Rule 18f-3 Plan for the Crow Point Defined Risk Global Equity Income Fund.[16]
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant.[4]
(p)(2)	Code of Ethics for Stringer Asset Management, LLC.[12]
(p)(3)	Code of Ethics for Winning Points Advisors, LLC.[6]
(p)(4)	Code of Ethics for IMS Capital Management, Inc.[7]
(p)(5)	Code of Ethics for Willard Mills Advisory LLC.[11]
(p)(6)	Code of Ethics for M3Sixty Advisors, LLC.[16]
(p)(7)	Code of Ethics for Crow Point Partners, LLC.[16]
(p)(8)	Code of Ethics for the Distributor.[14]
(q)	Copy of Powers of Attorney.[9]

1.	Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed March 14, 2005.
2.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed June 13, 2005.
3.	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed August 21, 2008.
4.	Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed August 26, 2011.
5.	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed March 27, 2013.

6.	Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed October 10, 2013
7	Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A filed March 14, 2014.
8.	Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed June 20, 2014.
9.	Incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed October 31, 2014.
10.	Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed March 26, 2015.
11.	Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed December 21, 2015.
12.	Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed June 28, 2016.
13.	Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A filed December 30, 2016.
14.	Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed March 30, 2017.
15.	Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed June 16, 2017.
16.	To be Filed by Amendment.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended, officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

The Registrant’s Trust Instrument (Exhibit 28(a) to the Registrant Statement), investment advisory agreements (Exhibit 28(d) to the Registration Statement), distribution agreements (Exhibit 28(e) to the Registration Statement) and administration agreements (Exhibits 28(h)(1), (h)(2), (h)(3), (h)(4) and (h)(5) to the Registrant Statement) provide for indemnification of certain persons acting on behalf of the Registrant. The Registrant may, from time to time, enter other contractual arrangements that provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and other Connections of the Investment Advisers

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers, and each director, officer or partner of such investment advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser	Form ADV File No.
Stringer Asset Management, LLC	801-77536
Winning Points Advisors, LLC	801-78654
IMS Capital Management, Inc.	801-33939
Willard Mills Advisory LLC	801-106518
M3Sixty Advisors, LLC	801-71965
Crow Point Partners, LLC	801-67184

ITEM 32.	Principal Underwriter

(a)
Matrix 360 Distributors, LLC also acts as principal underwriter to other funds which include: RiskX/American Independence Funds, Amidex Funds, Capital Management Small-Cap Fund, Capital Management Mid-Cap Fund, Wellington Shields All-Cap Fund, Della Parola Risk Optimized Equity Fund, IPS Strategic Capital Absolute Return Fund, WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund.

(b)
Matrix 360 Distributors, LLC. The information required by this Item 32(b) with respect to each director, officer or partner of Matrix 360 Distributors, LLC is incorporated herein by reference to Schedule A of Form BD, filed by Matrix 360 Distributors, LLC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-69013).

(c)	Not Applicable.

ITEM 33.	Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205 (records relating to its function as Administrator and Transfer Agent).

b)	Matrix 360 Distributors, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205 (records relating to its function as Principal Underwriter).

c)
Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its function as Custodian for the Hedgerow Income and Opportunity Fund, Stringer Funds and the WP Large Cap Income Plus Fund).

d)	Huntington Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its function as Custodian for the IMS Funds).

e)	Stringer Asset Management, LLC, 5050 Poplar Ave, Suite 1103, Memphis, Tennessee 38157 (records relating to its function as investment adviser to the Stringer Funds).

f)	Winning Points Advisors, LLC, 129 NW 13th Street, Suite D-26, Boca Raton, Florida 33431 (records relating to its function as investment adviser to the WP Large Cap Income Plus Fund).

g)	IMS Capital Management, Inc., 8995 SE Otty Road, Portland, Oregon 97086 (records related to its function as investment adviser to the IMS Funds.)

h)	Willard Mills Advisory LLC, P.O. Box 2549, Brentwood, Tennessee 37024 (records relating to its function as investment adviser to the HedgeRow Income and Opportunity Fund).

i)	M3Sixty Advisors, LLC, 5 Great Valley Parkway, Suite 210, Malvern, Pennsylvania 19355 (records relating to its function as investment adviser to the M3Sixty Advisors Funds).

j)
Crow Point Partners, LLC, 25 Recreation Park Drive, Suite 110, Hingham, Massachusetts 02043 (records relating to its function as investment adviser to the Crow Point Alternative Income Fund, the EAS Crow Point Alternatives Fund, and the Crow Point Defined Risk Global Equity Income Fund).

ITEM 34.	Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form N-1A.

ITEM 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 84 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Fairway, and State of Kansas, on this 20th day of September, 2017.

360 Funds

By:	/s/ Randall Linscott
Randall Linscott, President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		September 20, 2017
Art Falk, Trustee		Date
*		September 20, 2017
Thomas Krausz, Trustee		Date
*		September 20 2017
Gary DiCenzo, Trustee		Date
*		September 20, 2017
Tom M. Wirtshafter, Trustee		Date
/s/ Randall Linscott		September 20, 2017
Randall Linscott, Trustee and President		Date
/s/ Larry E. Beaver, Jr.		September 20, 2017
Larry E. Beaver, Jr. Assistant Treasurer		Date
* By:	/s/ Randall Linscott	September 20, 2017
Randall Linscott, Attorney-in-Fact		Date

*	Attorney-in-fact pursuant to Powers of Attorney